Employee Incentive and Retirement Plans (Details Narrative) - LendingClub Corp [Member] $ / shares in Units, $ in Thousands			3 Months Ended			12 Months Ended
	Jun. 22, 2016 positions	Apr. 17, 2014 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) equityplan $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax deficits (benefits)						$ 200	$ 700
Tax benefit from exercise of options						0
Expense related to accelerated vesting of stock options						$ 100	$ 300	$ 3,000
Number of options to purchase common stock granted under the 2007 Plan | shares						30,669,177	48,208,911
Stock option granted | shares						7,482,011
Stock option granted per share | $ / shares						$ 7.22
Total intrinsic value of options exercised						$ 74,400	$ 103,500	48,600
Total fair value of stock options vested						$ 32,900	$ 36,800	19,600
Total shares available for future issuance | shares						95,940,598	88,803,240
Service period						90 days
Employer 401(k) plan match to employee's eligible earnings, percentage				4.00%	3.00%
Employer maximum annual match per employee for 401(k) plan				$ 5	$ 5
Expected headcount reduction	12.00%
Severance expense						$ 2,730	$ 0	0
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of positions expected to be eliminated | positions	179
Pension Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer 401 (k) total match expense						3,900	$ 2,100	$ 900
Springstone Financial, Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		3 years
Vesting period for compensation arrangement		3 years
Springstone Financial, Llc [Member] | Series F Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, shares consideration						25,000
Business acquisition, value of shares placed in third party escrow to secure retention of key employees		$ 22,100				$ 22,100
Vesting period for compensation arrangement						3 years
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans | equityplan						2
2007 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options to purchase common stock granted under the 2007 Plan | shares						24,672,201
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares available for future grants | shares						28,449,336
Executive Management And Key Personnel [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash awarded			$ 18,600
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost expected period for recognition						3 years 1 month 19 days
Number of restricted stock unit granted | shares						36,539,761
Fair value						$ 223,500
Unrecognized compensation cost						$ 187,200
Restricted Stock Units (RSUs) [Member] | Executive Management And Key Personnel [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awarded			$ 16,300
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted | shares							1,164,929	22,081,243
Stock option granted per share | $ / shares							$ 20.00	$ 6.74
Common stock, weighted average grant date fair value per share | $ / shares						$ 3.61	$ 9.80	$ 4.62
Fair value of stock option						$ 27,000	$ 11,400	$ 102,100
Unrecognized compensation cost						$ 40,000
Unrecognized compensation cost expected period for recognition						2 years 5 months
Employee Stock Option - Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted | shares						265,987
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering period						6 months
Purchase price						85.00%
Issuance of common stock in connection with employee stock purchase plan | shares						1,508,513	410,009
Total shares available for future issuance | shares						5,408,441	2,589,991	3,000,000
Requisite service period						6 months
Software Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, capitalized amount						$ 9,800	$ 4,400	$ 1,900